Financial Instruments (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Statement [Line Items]
Financial assets, amortized cost	$ 3,874,000			$ 16,431
Financial assets, FVTPL	605,000	$ 605	$ 2,675,000	2,675	$ 346
Financial assets, total	4,479,000			19,106
Financial liabilities, amortized cost	1,888,000			3,280
Financial liabilities, FVTPL	0			0
Financial liabilities, total	1,888,000			3,280
Accounts Receivable
Statement [Line Items]
Financial assets, amortized cost	372,000			827
Financial assets, FVTPL	0			0
Financial assets, total	372,000			827
Cash
Statement [Line Items]
Financial assets, amortized cost	3,259,000			15,361
Financial assets, FVTPL	0			0
Financial assets, total	3,259,000			15,361
Marketable Securities
Statement [Line Items]
Financial assets, amortized cost	0			0
Financial assets, FVTPL	605,000			2,675
Financial assets, total	605,000			2,675
Deposits
Statement [Line Items]
Financial assets, amortized cost	243,000			243
Financial assets, FVTPL	0			0
Financial assets, total	243,000			243
Accounts Payable and Accrued Liabilities
Statement [Line Items]
Financial liabilities, amortized cost	1,888,000			3,280
Financial liabilities, FVTPL	0			0
Financial liabilities, total	$ 1,888,000			$ 3,280